Equity Investments - Other equity investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Aug. 31, 2017
Private Equity Funds
Other equity investments
Aggregate purchase consideration			¥ 12,000,000.0	¥ 9,000,000.0	¥ 9,000,000.0
Equity method Investment amounts	¥ 34,600,000	¥ 22,900,000
Equity method investments authorized			30,000,000.0
Recognized gain of fair value	¥ 2,700,000	¥ 1,900,000
Lilita
Other equity investments
Percentage of equity interest	4.69%
Kuailai
Other equity investments
Percentage of equity interest									8.00%
Aggregate purchase consideration									¥ 200,000
Impairment loss of equity method investment			¥ 200,000
Lifeix Inc.
Other equity investments
Percentage of equity interest	0.30%	0.30%	0.30%				0.30%
Yitong Technology
Other equity investments
Percentage of equity interest								10.00%
Aggregate purchase consideration								¥ 13,000,000.0
Equity method Investment amounts	¥ 13,000,000.0	¥ 13,000,000.0
Kesheng Jiada
Other equity investments
Percentage of equity interest			3.78%			5.67%
Aggregate purchase consideration			¥ 10,000,000.0			¥ 5,000,000.0
Equity method Investment amounts	¥ 15,000,000.0	¥ 15,000,000.0
Percentage of additional equity interest						1.89%
4K Garden
Other equity investments
Percentage of indirect equity interests			1.00%			1.50%